Shareholder Fees - FidelitySeriesSustainableEMNon-USDevelopedMarketsFundCombo-PRO	May 09, 2023 USD ($)
FidelitySeriesSustainableEMNon-USDevelopedMarketsFundCombo-PRO | Fidelity Series Sustainable Emerging Markets Fund
Shareholder Fees:
(fees paid directly from your investment)	none